UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2014

Date of reporting period:  April 30, 2014

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED

LARGE CAP VALUE FUND

Investor Class
Institutional Class

SEMI-ANNUAL REPORT
April 30, 2014

June 19, 2014

Dear Shareholder:

The fiscal six-month period ended April 30, 2014 was characterized by positive equity market returns with larger capitalization companies faring better than the smaller capitalization companies.  For the period, the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund and Huber Capital Diversified Large Cap Value Fund each trailed their respective benchmarks.

Equity Income Fund Review

For the fiscal six-month period ended April 30, 2014, the Equity Income Fund Investor Class and Institutional Class returned 7.65% and 8.01%, respectively, which underperformed the 9.61% total return of the Russell 1000® Value Index and underperformed the 8.36% total return of the S&P 500® Index.  The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were Utilities and Health Care. The main sectors that lagged in relative performance were Energy, Producer Durables and Consumer Staples. Cash was also a detractor per the upmarket performance during the period. Stocks that contributed strongly to performance were Exelon Corporation, Merck & Co., Inc., and Eli Lilly and Company. Stocks that detracted from performance were Ensco PLC, KBR, Inc., Philip Morris International, Inc. and Herbalife Ltd.

Our portfolio was most positively impacted by our ownership in Exelon Corporation. Exelon, a utility services holding company, posted strong results during the period as natural gas prices climbed, positively impacting electricity prices. Merck, a global, research-driven pharmaceutical company, experienced growth across their entire human health pharma and continues to execute well on their business plan. Eli Lilly, a global pharmaceutical company, posted strong returns during the period as the company exceeded analyst expectations managing the patent expirations on some of their branded drugs. Company revenues beat expectations and it continues to be shareholder friendly in terms of capital allocation.

Our portfolio was negatively impacted by our ownership in Ensco, an offshore drilling company. Ensco underperformed in the period due to concerns over the near-term supply and demand fundamentals for the deepwater drilling market. Despite these concerns, Ensco raised their dividend in the 4th quarter 2013.  We continue to believe the company’s future free cash flow generation has the potential to result in outsized returns for shareholders.  KBR, a global engineering firm with leverage to energy projects, had a number of items that dragged on KBR’s performance for the period. KBR missed earnings, they failed to win a large contract for which they were thought to be the favorites, and then they announced the need to restate financials for 2013.  All of these factors contributed to investors losing confidence in the company.

Within Consumer Staples, our performance results were hurt by our ownership in Philip Morris and Herbalife. Philip Morris, through its subsidiaries, manufactures and sells cigarettes and other tobacco products. Philip Morris’s organic volumes were down during the period. The company was also negatively affected by foreign currency translation. Herbalife is a direct marketer of primarily nutritional supplements.  After strong share price performance in 2013, the shares sold off due to news that the FTC would be taking a closer look at the company’s business model.  We believe HLF operates within the rules and guidelines previously provided by the FTC and other regulatory bodies.  Any further clarity from the FTC, even including one that results in a significant fine, will lift a major cloud on the company.  Despite negative press on the company and its business model, we believe the fundamentals remain extremely strong, as evidenced by the strong 1Q14 results and increase in full year earnings guidance.

Small Cap Value Fund Review

For the fiscal six-month period ended April 30, 2014, the Small Cap Value Fund Investor Class and Institutional Class returned 1.59% and 1.86%, respectively, which underperformed the 4.97% total return of the Russell 2000® Value Index benchmark and underperformed the 3.08% total return of the Russell 2000® Index. The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 2000® Value Index were Technology and Health Care. The sectors that negatively impacted performance were Energy, Consumer Discretionary and Materials & Processing.  Stocks that contributed the most to performance were Arris Group, Inc., and Endo International PLC.  Stocks that detracted the most from performance were Cal Dive International, Inc., Wet Seal, Inc., Rent-A-Center, Inc., and Innospec, Inc.

Arris, a global leader in communications solutions for the cable and telecom industries, continues to experience strong demand as cable and telecommunication operators spend on infrastructure to compete for subscribers. Endo International is a diversified health care company whose primary focus is on pain management, women’s health and urology.  With their new CEO on board since the beginning of 2013, the company has been experiencing a strategic shift with a more narrow focus within Specialty Pharma. The company also made meaningful accretive acquisitions.

Within Energy, our ownership in Cal Dive International dragged on performance. Cal Dive is a marine contracting company to the offshore oil and natural gas industry. The company’s activity in the Gulf of Mexico has been soft but we are seeing signs of improvement. Strength in their international operations is expected to drive results. We continue to have confidence in our thesis.

Within Consumer Discretionary, our performance results were hurt by our ownership in Rent-A-Center and Wet Seal. Rent-A-Center is a rent-to-own operator in North America. It provides the customers the ownership of durable products, such as consumer electronics, appliances, computers, furniture and accessories, under rental purchase agreements with no long-term obligation. The company’s stock came under pressure after it announced that they refinanced its credit facility. The new debt is expected to dilute earnings per share (EPS). Wet Seal is a specialty retailer operating stores which sell apparel designed for female customers ages 15-39. Wet Seal reported seasonally weak sales due to a challenging environment for retailers.

Our relative underperformance in the Materials & Processing sector was primarily due to the performance of Innospec, a specialty chemicals maker. After several quarters of outperformance, Innospec’s stock price lagged as large orders in the company’s legacy leaded fuel additives business were pushed into 2014 and investors focused on the risk of successfully integrating recent acquisitions.

Diversified Large Cap Value Fund Review

For the fiscal six-month period ended April 30, 2014, the Diversified Large Cap Value Fund Investor Class and Institutional Class returned 8.48% and 8.59%, respectively, which underperformed the 9.61% total return of the Russell 1000® Value Index and the 8.36% total return of the broader S&P 500® Index. The sectors that contributed most positively to the Funds’ performance relative to the benchmark Russell 1000® Value Index were Utilities, Health Care and Technology. The main sectors that lagged in relative performance were Energy, Consumer Staples and Producer Durables. Cash was also a detractor to the Fund’s performance. Stocks that contributed the most to performance during the period were Exelon Corporation, Eli Lilly and Company, Merck & Co., Inc. and Hewlett-Packard Company. Stocks that detracted from relative performance were Ensco PLC, Herbalife Ltd., Philip Morris International, Inc., and KBR, Inc.

Exelon Corporation, Eli Lilly and Company, Merck & Co., Inc. were previously discussed in the Equity Income Fund Review section of this letter. Hewlett-Packard provides products, technologies, software, solutions, and services to individual consumers, small-and medium-sized businesses (SMBs), and large enterprises, including customers in the government, health, and education sectors worldwide. New leadership has articulated a coherent strategy for the company and continues to prove they are capable of making operational improvements and at the same time reinvesting in growth while businesses that had been perceived to be in secular decline are stabilizing at lower levels.  Stock price appreciation indicates that investors are beginning to believe that a turnaround is possible.

Within Energy, our performance results were hurt primarily by our ownership in Ensco PLC, which was discussed previously in the Equity Income Fund Review section of this letter. Within Consumer Staples, our performance results suffered from our ownership in Herbalife and Philip Morris, both of which were discussed in the Equity Income Fund Review section of this letter. Within Producer Durables, our ownership in KBR detracted from performance. The details of KBR were also previously discussed in the Equity Income Fund Review section.

Outlook

Equity markets provided positive returns over the six month period ended April 30, 2014.  Large caps outperformed small caps, and value stocks outperformed growth stocks. Mixed economic data has fueled concerns regarding the uncertainty of global economic growth.  As value investors, short-term corrections in response to “noise” often provide attractive value opportunities and/or opportunistic entry points for securities in which we’ve been looking to invest.  Our bottom-up approach continues to facilitate our ability to remain objective during environments when we believe emotions result in irrational investor behavior.

In the Equity Income Fund, we are overweight in Financial Services, Technology, Consumer Discretionary, Consumer Staples, and Materials & Processing sectors, while being underweight in Energy, Health Care, Producer Durables and Utilities sectors. In the Small Cap Value Fund, we are overweight in Consumer Discretionary and Materials & Processing sectors, while being underweight in Financial Services, Producer Durables, Utilities, Health Care, Technology and Energy sectors. In the Diversified Large Cap Value Fund, we are overweight in Financial Services, Consumer Staples, Technology, Consumer Discretionary, and Materials & Processing sectors, while being underweight in Utilities and Health Care sectors.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and aim to meet your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are greater for investments in emerging markets. Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio. Investments in Initial Public Offerings (IPO) carry additional risk such as market and liquidity risk and can fluctuate considerably. When the Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Free Cash Flow is cash flow from operations less maintenance capital expenditures.  It is the cash flow, after required reinvestment in the business to sustain existing operations, that can be used for expansion, dividends, acquisitions, and share buybacks amongst other uses.

Earnings per share (EPS) is the portion of a company’s profit allocated to each outstanding share of common stock.  Earnings per share serves as an indicator of a company’s profitability.

Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Huber Funds

EXPENSE EXAMPLE – April 30, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund and Huber Capital Diversified Large Cap Value Fund  Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/13 – 4/30/14).

Actual Expenses
For each class of the Huber Capital Equity Income Fund (“Equity Income Fund”), the Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), and the Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.49% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.85% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund and 1.25% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5%

Huber Funds

EXPENSE EXAMPLE – April 30, 2014 (Unaudited), Continued

hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/13	4/30/14	11/1/13 – 4/30/14*
Investor Class Actual	$1,000.00	$1,076.50	$7.67
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,017.41	$7.45

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.49% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/13	4/30/14	11/1/13 – 4/30/14*
Institutional Class Actual	$1,000.00	$1,080.10	$5.11
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/13	4/30/14	11/1/13 – 4/30/14*
Investor Class Actual	$1,000.00	$1,015.90	$9.25
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,015.62	$9.25

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

EXPENSE EXAMPLE – April 30, 2014 (Unaudited), Continued

Small Cap Value Fund, Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/13	4/30/14	11/1/13 – 4/30/14*
Institutional Class Actual	$1,000.00	$1,018.60	$6.76
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.10	$6.76

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Diversified Large Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/13	4/30/14	11/1/13 – 4/30/14*
Investor Class Actual	$1,000.00	$1,084.80	$6.46
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.60	$6.26

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/13	4/30/14	11/1/13 – 4/30/14*
Institutional Class Actual	$1,000.00	$1,085.90	$3.88
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2014 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2014 (Unaudited), Continued

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited)

Shares	COMMON STOCKS - 95.84%	Value
	Advertising Agencies - 1.99%
172,500	Aimia, Inc. (a)	$2,785,432

	Aerospace & Defense - 1.60%
18,500	Northrop Grumman Corp.	2,247,935

	Air Transport - 0.78%
8,000	FedEx Corp.	1,090,000

	Aluminum - 1.26%
130,500	Alcoa Inc.	1,757,835

	Banks: Diversified - 0.98%
35,800	SunTrust Banks, Inc.	1,369,708

	Chemicals: Diversified - 1.02%
12,600	BASF SE - ADR	1,420,650

	Computer Services, Software
	& Systems - 7.56%
196,400	CA Inc.	5,919,496
115,400	Microsoft Corp.	4,662,160
		10,581,656
	Computer Technology - 2.85%
120,700	Hewlett Packard Co.	3,990,342

	Consumer Lending - 3.63%
72,100	Ally Financial, Inc. (b)	1,741,215
76,749	Cash America International, Inc.	3,342,419
		5,083,634
	Diversified Financial Services - 10.02%
346,100	Bank of America Corp.	5,239,954
88,500	Citigroup Inc.	4,240,035
81,000	JPMorgan Chase & Co.	4,534,380
		14,014,369
	Diversified Retail - 1.45%
25,500	Wal-Mart Stores, Inc.	2,032,605

	Electronic Components - 0.89%
21,110	TE Connectivity Ltd.	1,245,068

	Engineering & Contracting Services - 2.91%
16,500	Fluor Corp.	1,249,050
111,130	KBR, Inc.	2,819,368
		4,068,418

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited), Continued

Shares		Value
	Financial Data & Systems - 1.26%
111,100	Western Union Co.	$1,763,157

	Foods - 5.12%
39,300	ConAgra Foods, Inc.	1,199,043
76,626	Herbalife Ltd.	4,596,027
32,700	Tyson Foods, Inc. - Class A	1,372,419
		7,167,489
	Homebuilding - 1.37%
58,794	Lennar Corp. - Class B	1,911,981

	Household Equipment & Products - 1.65%
27,200	Tupperware Brands Corp.	2,309,552

	Insurance: Life - 6.99%
566,800	CNO Financial Group, Inc.	9,777,300

	Insurance: Multi-Line - 3.67%
50,100	American International Group, Inc.	2,661,813
69,904	Voya Financial, Inc.	2,473,903
		5,135,716
	Insurance: Property-Casualty - 1.37%
61,400	XL Group PLC	1,924,890

	Metals & Minerals: Diversified - 1.50%
98,300	Cameco Corp. (a)	2,092,807

	Offshore Drilling & Other Services - 5.61%
155,700	Ensco PLC - Class A (a)	7,855,065

	Oil: Crude Producers - 2.03%
51,000	Chesapeake Energy Corp.	1,466,250
18,500	ConocoPhillips	1,374,735
		2,840,985
	Oil: Integrated - 4.51%
34,600	Exxon Mobil Corp.	3,543,386
35,130	Royal Dutch Shell PLC - Class A - ADR	2,766,136
		6,309,522
	Pharmaceuticals - 11.51%
5,700	Actavis Plc (a)(b)	1,164,681
82,200	Eli Lilly & Co.	4,858,020

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited), Continued

Shares		Value
	Pharmaceuticals - 11.51%, Continued
77,700	Merck & Co., Inc.	$4,550,112
177,000	Pfizer, Inc.	5,536,560
		16,109,373
	Specialty Retail - 0.88%
15,500	Home Depot, Inc.	1,232,405

	Steel - 2.35%
52,300	Carpenter Technology Corp.	3,284,440

	Tobacco - 3.39%
55,500	Philip Morris International, Inc.	4,741,365

	Utilities: Electrical - 4.77%
35,500	Entergy Corp.	2,573,750
116,900	Exelon Corp.	4,095,007
		6,668,757
	Utilities: Telecommunications - 0.92%
33,818	Vodafone Group PLC - ADR	1,283,731

	TOTAL COMMON STOCKS
	(Cost $116,980,778)	134,096,187

	SHORT-TERM INVESTMENTS - 5.16%
3,613,124	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	3,613,124
3,613,124	First American Tax Free Obligations
	Fund - Class Z, 0.00% (c)	3,613,124
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,226,248)	7,226,248
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $124,207,026) - 101.00%	141,322,435
	Liabilities in Excess of
	Other Assets - (1.00)%	(1,403,272)
	NET ASSETS - 100.00%	$139,919,163

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2014.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited)

Shares	COMMON STOCKS - 98.4%	Value
	Advertising Agencies - 1.74%
369,300	Aimia, Inc. (a)	$5,963,604

	Aerospace & Defense - 0.56%
263,938	Kratos Defense & Security Solutions, Inc. (b)	1,905,632

	Aluminum - 2.23%
108,169	Kaiser Aluminum Corp.	7,615,098

	Asset Management & Custodian - 5.83%
382,900	Uranium Participation Corp. (a)(b)	1,676,858
98,597	Virtus Investment Partners, Inc. (b)	18,239,459
		19,916,317
	Banks: Diversified - 5.44%
30,641	First Citizens BancShares, Inc. - Class A	6,890,855
586,788	First Horizon National Corp.	6,742,194
761,515	Park Sterling Corp. (c)	4,972,693
		18,605,742
	Chemicals: Specialty - 2.81%
223,098	Innospec, Inc.	9,606,600

	Commercial Vehicles & Parts - 0.62%
109,371	Miller Industries, Inc. (c)	2,118,516

	Computer Services, Software
	& Systems - 1.67%
145,944	Science Applications International Corp.	5,691,816

	Consumer Lending - 5.41%
178,964	Cash America International, Inc.	7,793,882
648,849	EZCORP, Inc. - Class A (b)	6,767,495
93,182	Nelnet, Inc. - Class A	3,937,872
		18,499,249
	Containers & Packaging - 0.50%
67,142	UFP Technologies, Inc. (b)(c)	1,702,721

	Diversified Manufacturing
	Operations - 4.16%
453,876	A. M. Castle & Co. (b)(c)	5,573,597
360,801	Harsco Corp.	8,633,968
		14,207,565
	Education Services - 0.34%
222,281	Chegg, Inc. (b)	1,171,421

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited), Continued

Shares		Value
	Engineering & Contracting Services - 1.09%
139,126	Argan, Inc.	$3,724,403

	Financial Data & Systems - 2.22%
1,147,491	Global Cash Access Holdings, Inc. (b)	7,573,441

	Health Care Facilities - 1.47%
111,171	Tenet Healthcare Corp. (b)	5,011,589

	Homebuilding - 2.07%
217,890	Lennar Corp. - Class B	7,085,783

	Household Equipment & Products - 2.28%
91,745	Tupperware Brands Corp.	7,790,068

	Insurance: Life - 7.95%
1,375,545	CNO Financial Group, Inc.	23,728,151
340,633	Health Insurance
	Innovations, Inc. - Class A (b)(c)(d)	3,436,987
		27,165,138
	Insurance: Multi-Line - 2.02%
194,600	Voya Financial, Inc.	6,886,894

	Insurance: Property-Casualty - 1.62%
176,710	XL Group PLC	5,539,858

	Leisure Time - 1.92%
405,006	Callaway Golf Co.	3,527,602
117,213	Interval Leisure Group, Inc.	3,020,579
		6,548,181
	Machinery: Agricultural - 1.40%
271,074	Titan Machinery, Inc. (b)	4,781,745

	Machinery: Industrial - 0.20%
563,400	Armtec Infrastructure Trust Unit (a)(b)(c)	683,657

	Metal Fabricating - 1.27%
476,825	Mueller Water Products, Inc. - Class A	4,348,644

	Office Supplies Equipment - 2.41%
191,800	Lexmark International, Inc - Class A	8,247,400

	Offshore Drilling & Other Services - 4.86%
1,006,762	Ocean Rig UDW, Inc. (a)(b)(c)	16,611,573

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited), Continued

Shares		Value
	Oil Well Equipment & Services - 2.80%
3,405,431	Cal Dive International, Inc. (b)(c)	$5,040,038
137,300	Superior Energy Services, Inc.	4,519,916
		9,559,954
	Paper - 2.15%
128,380	Kapstone Paper and Packaging Corp. (b)	3,386,664
478,156	Mercer International, Inc. (b)(c)	3,959,132
		7,345,796
	Pharmaceuticals - 1.87%
101,633	Endo International PLC (a)(b)	6,397,289

	Publishing - 2.16%
128,276	John Wiley & Sons, Inc. - Class A	7,370,739

	Real Estate Investment
	Trusts (REITS) - 6.97%
350,409	Government Properties Income Trust	8,917,909
387,867	Granite Real Estate Investment Trust (a)	14,905,729
		23,823,638
	Rental & Leasing
	Services: Consumer - 3.30%
385,553	Rent-A-Center, Inc.	11,262,003

	Restaurants - 1.58%
118,600	Boston Pizza Royalties Income Fund (a)	2,164,135
265,900	Pizza Pizza Royalty Corp. (a)(c)	3,260,523
		5,424,658
	Specialty Retail - 0.12%
356,254	Wet Seal, Inc. (b)	402,567

	Steel - 3.22%
175,223	Carpenter Technology Corp.	11,004,004

	Telecommunications Equipment - 2.92%
381,806	Arris Group, Inc. (b)	9,961,318

	Textiles, Apparel & Shoes - 3.44%
276,600	Iconix Brand Group, Inc. (b)	11,755,500

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited), Continued

Shares		Value
	Utilities: Electrical - 3.78%
291,691	Great Plains Energy, Inc.	$7,826,070
152,000	Portland General Electric Co.	5,087,440
		12,913,510
	TOTAL COMMON STOCKS
	(Cost $288,654,996)	336,223,631
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $288,654,996) - 98.40%	336,223,631
	Other Assets in Excess of Liabilities - 1.60%	5,455,965
	NET ASSETS - 100.00%	$341,679,596

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Security is considered illiquid. As of April 30, 2014, the value of these investments was $47,359,437 or 13.86% of net assets.
(d)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited)

Shares	COMMON STOCKS - 90.67%	Value
	Advertising Agencies - 1.63%
2,000	Aimia, Inc. (a)	$32,297

	Aerospace & Defense - 1.84%
300	Northrop Grumman Corp.	36,453

	Aluminum - 0.41%
600	Alcoa Inc.	8,082

	Banks: Diversified - 0.97%
500	SunTrust Banks, Inc.	19,130

	Beverage: Soft Drinks - 0.41%
200	Coca-Cola Co.	8,158

	Chemicals: Diversified - 1.14%
200	BASF SE - ADR	22,550

	Computer Services, Software
	& Systems - 7.83%
2,600	CA Inc.	78,364
1,700	Microsoft Corp.	68,680
200	Oracle Corp.	8,176
		155,220
	Computer Technology - 3.00%
1,800	Hewlett Packard Co.	59,508

	Consumer Lending - 3.51%
900	Ally Financial, Inc. (b)	21,735
1,100	Cash America International, Inc.	47,905
		69,640
	Diversified Financial Services - 9.77%
4,600	Bank of America Corp.	69,643
1,300	Citigroup Inc.	62,283
1,100	JPMorgan Chase & Co.	61,578
		193,504
	Diversified Retail - 1.21%
300	Wal-Mart Stores, Inc.	23,913

	Electronic Components - 0.89%
300	TE Connectivity Ltd.	17,694

	Engineering & Contracting Services - 2.05%
1,600	KBR, Inc.	40,592

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited), Continued

Shares		Value
	Financial Data & Systems - 1.68%
150	Mastercard, Inc. - Class A	$11,033
1,400	Western Union Co.	22,218
		33,251
	Foods - 4.55%
500	ConAgra Foods, Inc.	15,255
900	Herbalife Ltd.	53,982
500	Tyson Foods, Inc. - Class A	20,985
		90,222
	Homebuilding - 0.80%
488	Lennar Corp. - Class B	15,870

	Household Equipment & Products - 0.86%
200	Tupperware Brands Corp.	16,982

	Insurance: Life - 7.05%
8,100	CNO Financial Group, Inc.	139,725

	Insurance: Multi-Line - 4.56%
900	American International Group, Inc.	47,817
1,200	Voya Financial, Inc.	42,468
		90,285
	Insurance: Property-Casualty - 0.63%
400	XL Group PLC	12,540

	Metals & Minerals: Diversified - 0.97%
900	Cameco Corp. (a)	19,161

	Offshore Drilling & Other Services - 5.09%
2,000	Ensco PLC - Class A (a)	100,900

	Oil: Crude Producers - 1.77%
700	Chesapeake Energy Corp.	20,125
200	ConocoPhillips	14,862
		34,987
	Oil: Integrated - 6.10%
800	BP PLC - ADR	40,496
400	Exxon Mobil Corp.	40,964
500	Royal Dutch Shell PLC - Class A - ADR	39,370
		120,830

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited), Continued

Shares		Value
	Pharmaceuticals - 9.83%
1,100	Eli Lilly & Co.	$65,010
1,200	Merck & Co., Inc.	70,272
1,900	Pfizer, Inc.	59,432
		194,714
	Scientific Instruments: Control & Filter - 0.37%
100	Flowserve Corp.	7,305

	Specialty Retail - 0.40%
100	Home Depot, Inc.	7,951

	Steel - 1.58%
500	Carpenter Technology Corp.	31,400

	Tobacco - 3.88%
900	Philip Morris International, Inc.	76,887

	Utilities: Electrical - 5.89%
200	American Electric Power Co., Inc.	10,762
600	Entergy Corp.	43,500
1,500	Exelon Corp.	52,545
100	NextEra Energy, Inc.	9,985
		116,792
	TOTAL COMMON STOCKS
	(Cost $1,600,279)	1,796,543

	SHORT-TERM INVESTMENTS - 9.86%
97,706	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	97,706
97,707	First American Tax Free Obligations
	Fund - Class Z, 0.00% (c)	97,707
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $195,413)	195,413
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,795,692) - 100.53%	1,991,956
	Liabilities in Excess of Other Assets - (0.53)%	(10,580)
	NET ASSETS - 100.00%	$1,981,376

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2014.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2014 (Unaudited)

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (identified cost
$124,207,026, $284,967,499, and
$1,795,692, respectively)	$141,322,435	$332,786,644	$1,991,956
Affiliates (identified cost $0, $3,687,497,
and $0, respectively)	—	3,436,987	—
Cash	—	—	48,429
Receivables
Fund shares sold	452,948	6,138,012	—
Investment securities sold	—	367,549	—
Dividends and interest	46,688	342,916	709
Dividend tax reclaim	6,839	8,094	91
Due from Adviser (Note 4)	—	—	16,748
Prepaid expenses	21,549	44,418	17,922
Total assets	141,850,459	343,124,620	2,075,855
LIABILITIES
Payables
Fund shares purchased	52,893	170,458	—
Investment securities purchased	1,653,190	228,443	34,459
Due to Custodian	—	186,767	—
Advisory fees	79,225	305,933	—
12b-1 fees	37,952	263,230	354
Administration fees	45,429	105,199	14,638
Audit fees	9,658	9,658	9,518
Chief Compliance Officer fee	2,382	2,382	2,964
Custody fees	1,634	7,232	1,520
Fund accounting fees	13,546	30,424	13,158
Shareholder servicing fees	14,134	76,910	76
Transfer agent fees and expenses	17,404	44,235	15,057
Accrued expenses	3,849	14,153	2,735
Total liabilities	1,931,296	1,445,024	94,479
NET ASSETS	$139,919,163	$341,679,596	$1,981,376

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2014 (Unaudited), Continued

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$35,217,230	$150,415,742	$594,202
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	2,504,038	8,697,138	47,935
Net asset value, offering and redemption
price per share (Note 1)	$14.06	$17.29	$12.40
Institutional Class
Net assets applicable to shares outstanding	$104,701,933	$191,263,854	$1,387,174
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	7,417,589	10,933,595	111,481
Net asset value, offering and redemption
price per share (Note 1)	$14.12	$17.49	$12.44
COMPONENTS OF NET ASSETS
Paid-in capital	$120,866,151	$294,040,741	$1,715,897
Undistributed net investment income/(loss)	329,400	(451,351)	6,756
Accumulated net realized gain on investments	1,608,203	521,100	62,459
Net unrealized appreciation on investments	17,115,409	47,569,106	196,264
Net assets	$139,919,163	$341,679,596	$1,981,376

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2014 (Unaudited)

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and
issuance fees withheld of $18,719,
$77,548, and $347, respectively)	$1,013,886	$2,408,660	$18,538
Interest	118	233	2
Total investment income	1,014,004	2,408,893	18,540
Expenses
Advisory fees (Note 4)	474,992	2,157,788	5,814
Administration fees (Note 4)	60,656	158,228	23,240
Transfer agent fees
and expenses (Note 4)	26,373	71,277	23,198
Distribution fees –
Investor Class (Note 7)	24,412	188,350	268
Shareholder servicing fees –
Investor Class (Note 6)	24,215	188,350	268
Fund accounting fees (Note 4)	21,539	56,124	20,436
Registration fees	18,199	43,198	17,031
Audit fees	9,691	9,691	9,518
Custody fees (Note 4)	5,484	20,206	3,302
Legal fees	3,828	4,818	3,096
Chief Compliance Officer fee (Note 4)	3,551	3,551	4,463
Trustee fees	2,946	4,502	2,465
Miscellaneous expense	2,497	6,236	1,596
Insurance expense	1,603	2,003	1,010
Reports to shareholders	1,485	8,099	83
Total expenses	681,471	2,922,421	115,788
Less: advisory fee waiver and expense
reimbursement (Note 4)	(157,852)	(387,933)	(109,439)
Net expenses	523,619	2,534,488	6,349
Net investment income/(loss)	490,385	(125,595)	12,191
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	1,759,171	1,383,252	68,427
Capital gain distributions from regulated
investment companies	—	334	—
Net change in unrealized appreciation on:
Investments	4,215,359	2,725,420	42,652
Foreign currency	—	368	—
Net realized and unrealized
gain on investments	5,974,530	4,109,374	111,079
Net Increase in Net Assets
Resulting from Operations	$6,464,915	$3,983,779	$123,270

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$490,385	$515,931
Net realized gain on investments	1,759,171	560,834
Net change in unrealized appreciation
on investments	4,215,359	9,956,872
Net increase in net assets
resulting from operations	6,464,915	11,033,637
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(91,616)	(64,584)
Institutional Class	(485,780)	(182,880)
From net realized gain on investments
Investor Class	(8,973)	—
Institutional Class	(33,195)	—
Total distributions to shareholders	(619,564)	(247,464)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	77,046,653	23,050,677
Total increase in net assets	82,892,004	33,836,850
NET ASSETS
Beginning of period	57,027,159	23,190,309
End of period	$139,919,163	$57,027,159
Undistributed net investment
income at end of period	$329,400	$416,411

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2014 (Unaudited)		October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,812,743	$25,096,862	226,864	$2,776,423
Shares issued
on reinvestments
of distributions	6,972	93,839	6,308	64,340
Shares redeemed**	(96,660)	(1,336,851)	(263,179)	(3,063,045)
Net increase/(decrease)	1,723,055	$23,853,850	(30,007)	$(222,282)
** Net of redemption
fees of		$3,570		$529

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Six Months Ended		Year Ended
	April 30, 2014 (Unaudited)		October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,985,378	$54,669,555	2,190,096	$24,680,667
Shares issued
on reinvestments
of distributions	34,862	469,940	14,207	145,056
Shares redeemed**	(140,831)	(1,946,692)	(130,731)	(1,552,764)
Net increase	3,879,409	$53,192,803	2,073,572	$23,272,959
** Net of redemption
fees of		$2,828		$—

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(125,595)	$(165,409)
Net realized gain on investments	1,383,252	(733,007)
Capital gain distributions from regulated
investment companies	334	—
Net change in unrealized
appreciation on investments
Investments	2,725,420	39,135,077
Foreign currency	368	103
Net increase in net assets resulting
from operations	3,983,779	38,236,764
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(52,673)
Institutional Class	—	(60,383)
From net realized gain on investments
Investor Class	—	(3,475)
Institutional Class	—	(3,539)
Total distributions to shareholders	—	(120,070)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	49,081,894	210,022,327
Total increase in net assets	53,065,673	248,139,021
NET ASSETS
Beginning of period	288,613,923	40,474,902
End of period	$341,679,596	$288,613,923
Undistributed net investment
loss at end of period	$(451,351)	$(325,756)

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		Year Ended
	April 30, 2014 (Unaudited)		October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,171,094	$37,817,488	8,482,370	$128,895,752
Shares issued
on reinvestments
of distributions	—	—	4,148	54,253
Shares redeemed**	(1,827,195)	(31,707,661)	(1,802,682)	(28,487,874)
Net increase	343,899	$6,109,827	6,683,836	$100,462,131
** Net of redemption
fees of		$6,018		$24,358

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Six Months Ended		Year Ended
	April 30, 2014 (Unaudited)		October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,300,412	$58,751,467	7,119,380	$111,809,921
Shares issued
on reinvestments
of distributions	—	—	3,843	50,535
Shares redeemed**	(894,086)	(15,779,400)	(146,700)	(2,300,260)
Net increase	2,406,326	$42,972,067	6,976,523	$109,560,196
** Net of redemption
fees of		$2,031		$2,245

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	December 31, 2012*
	April 30, 2014	to
	(Unaudited)	October 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$12,191	$13,150
Net realized gain on investments	68,427	104,386
Net change in unrealized
appreciation on investments	42,652	153,612
Net increase in net assets
resulting from operations	123,270	271,148
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(986)	—
Institutional Class	(17,600)	—
From net realized gain on investments
Investor Class	(7,250)	—
Institutional Class	(103,103)	—
Total distributions to shareholders	(128,939)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	624,540	1,091,357
Total increase in net assets	618,871	1,362,505
NET ASSETS
Beginning of period	1,362,505	—
End of period	$1,981,376	$1,362,505
Undistributed net investment
income at end of period	$6,756	$13,150

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		December 31, 2012*
	April 30, 2014 (Unaudited)		to October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	40,118	$491,983	8,121	$91,357
Shares issued
on reinvestments
of distributions	697	8,236	—	—
Shares redeemed	(1)	(15)	(1,000)	(11,790)
Net increase	40,814	$500,204	7,121	$79,567

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Six Months Ended		December 31, 2012*
	April 30, 2014 (Unaudited)		to October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	281	$3,633	100,997	$1,011,790
Shares issued
on reinvestments
of distributions	10,203	120,703	—	—
Net increase	10,484	$124,336	100,997	$1,011,790

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,
	2014		Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value,
beginning of period	$13.16		$10.18	$8.82	$8.02	$6.84	$5.30

Income from
investment operations:
Net investment income	0.04	^	0.12 ^	0.10 ^	0.06 ^	0.04	0.05
Net realized and unrealized
gain on investments
and foreign currency
related transactions	0.96		2.94	1.30	0.79	1.18	1.57
Total from
investment operations	1.00		3.06	1.40	0.85	1.22	1.62

Less distributions:
From net investment income	(0.09)		(0.08)	(0.04)	(0.05)	(0.04)	(0.08)
From net realized
gain on investments	(0.01)		—	—	—	—	—
Total distributions	(0.10)		(0.08)	(0.04)	(0.05)	(0.04)	(0.08)
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	—	—	—

Net asset value, end of period	$14.06		$13.16	$10.18	$8.82	$8.02	$6.84

Total return	7.65	%‡	30.30%	15.91%	10.60%	17.84%	31.37%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$35,217		$10,276	$8,255	$5,469	$4,728	$2,200
Ratio of expenses to
average net assets:
Before advisory fee waiver
and expense reimbursement	1.82	%†	2.03%	2.97%	4.34%	5.63%	12.89%
After advisory fee waiver
and expense reimbursement	1.49	%†	1.40%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver
and expense reimbursement	0.23	%†	0.44%	(0.44%)	(2.12%)	(3.54%)	(10.37%)
After advisory fee waiver
and expense reimbursement	0.56	%†	1.07%	1.05%	0.73%	0.60%	1.03%
Portfolio turnover rate	9.04	%‡	29.36%	7.88%	20.39%	21.76%	52.99%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months				October 25,
	Ended				2011*
	April 30,		Year Ended		through
	2014		October 31,		October 31,
	(Unaudited)		2013	2012	2011
Net asset value, beginning of period	$13.21		$10.20	$8.82	$8.60

Income from investment operations:
Net investment income	0.08	^	0.16 ^	0.13 ^	0.00	^#
Net realized and unrealized
gain on investments and foreign
currency related transactions	0.97		2.95	1.31	0.22
Total from investment operations	1.05		3.11	1.44	0.22

Less distributions:
From net investment income	(0.13)		(0.10)	(0.06)	—
From net realized gain on investments	(0.01)		—	—	—
Total distributions	(0.14)		(0.10)	(0.06)	—
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	—

Net asset value, end of period	$14.12		$13.21	$10.20	$8.82

Total return	8.01	%‡	30.73%	16.42%	2.56	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$104,702		$46,752	$14,935	$1,493
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	1.32	%†	1.61%	2.43%	2.03	%†
After advisory fee waiver
and expense reimbursement	0.99	%†	0.99%	0.99%	0.99	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	0.81	%†	0.72%	(0.09%)	(1.34	%)†
After advisory fee waiver
and expense reimbursement	1.14	%†	1.34%	1.35%	(0.30	%)†
Portfolio turnover rate	9.04	%‡	29.36%	7.88%	20.39	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,
	2014		Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value,
beginning of period	$17.02		$12.54	$10.19	$9.32	$7.13	$4.96

Income from
investment operations:
Net investment income/(loss)	(0.03	)^	(0.06)^	(0.05)^	(0.08)^	0.01 ^	0.02
Net realized and unrealized
gain on investments
and foreign currency
related transactions	0.30		4.57	2.40	0.97	2.21	2.15
Total from
investment operations	0.27		4.51	2.35	0.89	2.22	2.17

Less distributions:
From net investment income	—		(0.03)	—	(0.02)	(0.03)	(0.00)+
From net realized gain
on investments	—		(0.00)+	—	—	—	—
Total distributions	—		(0.03)	—	(0.02)	(0.03)	(0.00)+
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 +^	0.00 +^	—

Net asset value, end of period	$17.29		$17.02	$12.54	$10.19	$9.32	$7.13

Total return	1.59	%‡	36.07%	23.06%	9.50%	31.22%	43.77%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$150,416		$142,171	$20,935	$10,570	$5,247	$2,566
Ratio of expenses to
average net assets:
Before advisory fee waiver
and expense reimbursement	2.09	%†	2.19%	2.71%	3.43%	5.75%	11.37%
After advisory fee waiver
and expense reimbursement	1.85	%†	1.85%	1.85%	1.99%#	1.99%	1.99%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver
and expense reimbursement	(0.59	%)†	(0.70%)	(1.26%)	(2.16%)	(3.59%)	(8.93%)
After advisory fee waiver
and expense reimbursement	(0.35	%)†	(0.36%)	(0.40%)	(0.72%)	0.17%	0.45%
Portfolio turnover rate	3.80	%‡	4.28%	16.29%	11.83%	23.70%	55.86%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Effective October 25, 2011, the Advisor has reduced the expense cap to 1.85%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months				October 25,
	Ended				2011*
	April 30,		Year Ended		through
	2014		October 31,		October 31,
	(Unaudited)		2013	2012	2011
Net asset value, beginning of period	$17.17		$12.60	$10.19	$9.60

Income from investment operations:
Net investment income	0.01	^	0.04 ^	0.01 ^	0.00	^+
Net realized and unrealized gain
on investments and foreign
currency related transactions	0.31		4.56	2.40	0.59
Total from investment operations	0.32		4.60	2.41	0.59

Less distributions:
From net investment income	—		(0.03)	—	—
From net realized gain on investments	—		(0.00)+	—	—
Total distributions	—		(0.03)	—	—
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	—

Net asset value, end of period	$17.49		$17.17	$12.60	$10.19

Total return	1.86	%‡	36.65%	23.65%	6.15	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$191,264		$146,443	$19,540	$1,262
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	1.59	%†	1.69%	2.27%	2.74	%†
After advisory fee waiver
and expense reimbursement	1.35	%†	1.35%	1.35%	1.35	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(0.08	%)†	(0.11%)	(0.86%)	1.11	%†
After advisory fee waiver
and expense reimbursement	0.16	%†	0.23%	0.06%	2.50	%†
Portfolio turnover rate	3.80	%‡	4.28%	16.29%	11.83	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months		December 31,
	Ended		2012*
	April 30,		through
	2014		October 31,
	(Unaudited)		2013
Net asset value, beginning of period	$12.55		$10.00

Income from investment operations:
Net investment income	0.06	^	0.08	^
Net realized and unrealized gain on investments
and foreign currency related transactions	0.95		2.47
Total from investment operations	1.01		2.55

Less distributions:
From net investment income	(0.14)		—
From net realized gain on investments	(1.02)		—
Total distributions	(1.16)		—

Net asset value, end of period	$12.40		$12.55

Total return	8.48	%‡	25.50	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$594		$89
Ratio of expenses to average net assets:
Before expense reimbursement	15.19	%†	19.32	%†
After expense reimbursement	1.25	%†	1.25	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(13.00	%)†	(17.18	%)†
After expense reimbursement	0.94	%†	0.89	%†
Portfolio turnover rate	35.91	%‡	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months		December 31,
	Ended		2012*
	April 30,		through
	2014		October 31,
	(Unaudited)		2013
Net asset value, beginning of period	$12.61		$10.00

Income from investment operations:
Net investment income	0.10	^	0.13	^
Net realized and unrealized gain on investments
and foreign currency related transactions	0.92		2.48
Total from investment operations	1.02		2.61

Less distributions:
From net investment income	(0.17)		0.00
From net realized gain on investments	(1.02)		—
Total distributions	(1.19)		0.00

Net asset value, end of period	$12.44		$12.61

Total return	8.59	%‡	26.10	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,387		$1,273
Ratio of expenses to average net assets:
Before expense reimbursement	14.89	%†	19.27	%†
After expense reimbursement	0.75	%†	0.75	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(12.47	%)†	(17.16	%)†
After expense reimbursement	1.67	%†	1.36	%†
Portfolio turnover rate	35.91	%‡	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund and the Huber Capital Diversified Large Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) and the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) is capital appreciation.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Funds’ Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

F.
Redemption Fees:  The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities: A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At April 30, 2014, the Small Cap Value Fund had investments in illiquid securities with a total value of $47,359,437 or 13.86% of net assets.

Information concerning these illiquid securities is as follows:

Small Cap Value Fund	Shares	Dates Acquired	Cost Basis
Castle A.M. & Co.	453,876	9/07 – 1/14	$6,594,238
Armtec Infrastructure Trust Unit	563,400	6/11 – 4/13	1,374,394
Cal Dive International, Inc.	3,405,431	9/11 – 4/14	6,392,720
Health Insurance Innovations, Inc.	340,633	7/13 – 4/14	3,687,497
Mercer International, Inc.	478,156	6/13 – 4/14	4,241,855
Miller Industries, Inc.	109,371	7/10 – 2/14	1,689,186
Ocean Rig UDW, Inc.	1,006,762	3/13 – 4/14	16,991,334
Park Sterling Corp.	761,515	8/10 – 4/14	4,514,839
Pizza Pizza Royalty Corp.	265,900	2/11 – 10/13	3,130,372
UFP Technologies, Inc.	67,142	9/07 – 3/14	1,129,805

I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2014:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,271,975	$—	$—	$10,271,975
Consumer Staples	11,908,854	—	—	11,908,854
Energy	17,005,572	—	—	17,005,572
Financial Services	39,068,774	—	—	39,068,774
Health Care	16,109,373	—	—	16,109,373
Materials & Processing	8,555,732	—	—	8,555,732
Producer Durables	7,406,353	—	—	7,406,353
Technology	15,817,066	—	—	15,817,066
Utilities	7,952,488	—	—	7,952,488
Total Common Stocks	134,096,187	—	—	134,096,187
Short-Term Investments	7,226,248	—	—	7,226,248
Total Investments
in Securities	$141,322,435	$—	$—	$141,322,435

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$61,514,001	$3,260,523	$—	$64,774,524
Energy	4,519,916	21,651,611	—	26,171,527
Financial Services	119,600,596	8,409,680	—	128,010,276
Health Care	11,408,878	—	—	11,408,878
Materials & Processing	35,961,010	5,661,853	—	41,622,863
Producer Durables	27,293,149	8,375,770	—	35,668,919
Technology	15,653,135	—	—	15,653,135
Utilities	12,913,509	—	—	12,913,509
Total Common Stocks	288,864,194	47,359,437	—	336,223,631
Total Investments
in Securities	$288,864,194	$47,359,437	$—	$336,223,631

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$97,013	$—	$—	$97,013
Consumer Staples	175,267	—	—	175,267
Energy	256,717	—	—	256,717
Financial Services	558,075	—	—	558,075
Health Care	194,714	—	—	194,714
Materials & Processing	81,193	—	—	81,193
Producer Durables	84,350	—	—	84,350
Technology	232,422	—	—	232,422
Utilities	116,792	—	—	116,792
Total Common Stocks	1,796,543	—	—	1,796,543
Short-Term Investments	195,413	—	—	195,413
Total Investments
in Securities	$1,991,956	$—	$—	$1,991,956

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at April 30, 2014, the end of the reporting period. The Equity Income Fund and the Diversified Large Cap Value Fund recognized no transfers to/from level 1 or level 2.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

The Small Cap Value Fund had the following transfers during the period ended April 30, 2014.

Transfers into Level 2	$27,847,023
Transfers out of Level 2	(3,840,993)
Net transfers into/or out of Level 2	$24,006,030

Transfers were made from level 1 to level 2 due to the securities being considered illiquid due to limited trading volume.

There were no level 3 securities held in the Funds during the six months ended April 30, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the six months ended April 30, 2014, the Equity Income Fund, the Small Cap Value Fund, and the Diversified Large Cap Value Fund incurred $474,992 and $2,157,788, and $5,814, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 0.99% of average daily net assets of the Investor Class and Institutional Class of the Equity Income Fund, respectively, to 1.85% and 1.35% of average daily net assets of the Investor Class and Institutional class of the Small Cap Value Fund, respectively, and to 1.25% and 0.75% of average daily net assets of the Investor Class and Institutional Class of the Diversified

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

Large Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2014, the Adviser reduced its fees and absorbed Fund expenses in the amount of $157,852 for the Equity Income Fund, $387,933 for the Small Cap Value Fund, and $109,439 for the Diversified Large Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	2015	2016	2017	Total
Equity Income Fund	$149,584	$217,158	$249,978	$157,852	$774,572
Small Cap Value Fund	145,153	208,630	499,138	387,933	1,240,854
Diversified Large Cap
Value Fund	—	—	181,128	109,439	290,567

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended April 30, 2014, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Administration	$60,656	$158,228	$23,240
Fund Accounting	21,539	56,124	20,436
Transfer Agency (excludes
out-of-pocket expenses)	22,043	62,359	20,792
Custody	5,484	20,206	3,302
Chief Compliance Officer	3,551	3,551	4,463

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

At April 30, 2014, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Administration	$45,429	$105,199	$14,638
Fund Accounting	13,546	30,424	13,158
Transfer Agency (excludes
out-of-pocket expenses)	13,792	39,300	13,507
Custody	1,634	7,232	1,520
Chief Compliance Officer	2,382	2,382	2,964

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 5 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies as of April 30, 2014 amounted to $3,436,987 representing 1.01% of net assets.  Transactions during the six months ended April 30, 2014 in the Small Cap Value Fund in which the issuer was an “affiliated person” are as follows:

Health Insurance
Innovations, Inc.
Beginning Shares	240,171
Beginning Cost	$2,649,261
Purchase Cost	1,038,235
Sales Cost	—
Ending Cost	$3,687,496
Ending Shares	340,633
Dividend Income	$—
Net Realized Gain/(Loss)	$—

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class Shares of the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2014, the Equity Income Fund Investor Class, the Small Cap Value Fund Investor Class, and Diversified Large Cap Value Fund Investor Class incurred shareholder servicing fees of $24,215, $188,350, and $268 under the Agreement, respectively.

NOTE 7 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2014, the Equity Income Fund Investor Class, the Small Cap Value Fund Investor Class, and the Diversified Large Cap Value Fund Investor Class paid the Distributor $24,412, $188,350, and $268, respectively.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2014, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Purchases	$83,054,516	$84,348,313	$856,354
Sales	8,497,108	11,929,220	554,387

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the six months ended April 30, 2014 and the year ended October 31, 2013 was as follows:

	Equity Income Fund
	Six Months Ended	Year Ended
	April 30, 2014	October 31, 2013
Ordinary income	$577,396	$247,464
Long-term capital gains	42,168	—

	Small Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2014	October 31, 2013
Ordinary income	$—	$113,067
Long-term capital gains	—	7,003

	Diversified Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2014	October 31, 2013
Ordinary income	$128,939	$—

Ordinary income distributions may include dividends paid from short-term capital gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2014 (Unaudited), Continued

As of October 31, 2013, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

			Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
Cost of investments
for tax purposes (a)	$45,217,618	$245,118,371	$1,294,873
Gross tax unrealized appreciation	13,065,641	49,249,697	162,001
Gross tax unrealized depreciation	(316,548)	(4,664,354)	(14,356)
Net tax unrealized appreciation	12,749,093	44,585,343	147,645
Net unrealized appreciation
foreign currency	—	103	—
Undistributed ordinary income	416,411	—	123,503
Undistributed long-term
capital gain	42,157	—	—
Total distributable earnings	458,568	—	123,503
Other accumulated
gains/(losses)	—	(930,370)	—
Total accumulated earnings	$13,207,661	$43,655,076	$271,148

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Equity Income Fund utilized $573,893 of capital loss carryforwards, respectively, during the year ended October 31, 2013.  The Small Cap Value Fund deferred, on a tax basis, post-December late year losses of $325,756.  At October 31, 2013, the Small Cap Value Fund had short-term and long-term capital loss carryforwards of $29,505 and $575,109, respectively.  These losses may be carried forward indefinitely to offset future gains.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2014 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2013

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form

N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund

At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund (collectively, the “Funds”) for another annual term.  At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2013 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe.

Huber Capital Equity Income Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for the one-year period and significantly above its peer group median and average for the three-year, five-year, and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year period and significantly above its peer group median and average for the three-year, five-year, and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

Huber Capital Small Cap Value Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for the one-year period and significantly above its peer group median and average for the three-year, five-year, and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year period and significantly above its peer group median and average for the three-year, five-year, and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Adviser to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Huber Capital Equity Income Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.49% for Investor Class shares and 0.99% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the median and average of its peer group, as well as above the average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the total expense ratio for Institutional Class shares was below the median and average of its peer group, as well as below the average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the contractual advisory fee was above the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels.  However, the Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were below the peer group median and average.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

Huber Capital Small Cap Value Fund:  The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Fund of 1.85% for Investor Class shares and 1.35% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

was above the median and average of its peer group, as well as above the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the total expense ratio for Institutional Class shares was above the median but below the average of its peer group, as well as above the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the contractual advisory fee was above the median and average of its peer group, as well as above the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the advisory fees from the Fund during the most recent fiscal period were above the peer group median and average, as well as above the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that they were not unreasonable in light of the Fund’s significant outperformance of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps and also considered that each Fund’s advisory fees contained breakpoints at very high asset levels.  The Board concluded that there were no additional effective economies of scale to be shared with the Funds at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits, including benefits received in the form of Rule 12b-1 fees, “soft dollars” benefits that may be received in exchange for Fund brokerage, and

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

shareholder servicing plan fees.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund would be in the best interest of each Fund and its shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Ave., Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/ Douglas G. Hess
Douglas G. Hess, President

Date     July 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Douglas G. Hess
Douglas G. Hess, President

Date     July 8, 2014

By (Signature and Title)*        /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     July 8, 2014

* Print the name and title of each signing officer under his or her signature.